Earnings Per Share - Weighted average number of ordinary shares outstanding diluted (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average number of ordinary shares outstanding diluted
Ordinary shares outstanding at 1 January		679,598,330	685,601,126	685,198,238
Shares committed under RSU plan	512,413	152,015	372,991
Effect of treasury stock	(206,812)	4,044,189	(317,502)
Weighted average number of ordinary shares outstanding (diluted)	679,292,729	681,404,922	685,142,749